UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period:   09/30/14

Item 1.  Reports to Stockholders.

EQUINOX BLUECREST

SYSTEMATIC MACRO FUND

CLASS I SHARES: EBCIX

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2014

1-888-643-3431

WWW.EQUINOXFUNDMANAGEMENT.COM

DISTRIBUTED BY NORTHERN LIGHTS DISTRIBUTORS, LLC

Equinox BlueCrest Systematic Macro Fund

PORTFOLIO REVIEW

September 30, 2014 (Unaudited)

The Fund’s performance figures* for the period ended September 30, 2014, as compared to its benchmark:

Start of Performance ** -
September 30, 2014
Equinox BlueCrest Systematic Macro Fund
Class I	(1.50)%
S&P 500 Total Return Index ^	2.13%
BTOP 50 Index ****	4.36%

*	The Performance data quoted is historical. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for class A maximum applicable sales charge of 5.75%. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares. Performance figures for periods greater than one year are annualized. Per the fee table in the April 3, 2014 prospectus, the Fund’s total annual operating net expense ratio is 0.94% for Class I shares. For performance information current to the most recent month-end please call 1-888-643-3431.

**	Commencement of operations is June 17, 2014.

^	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

****	The Barclays BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2014 there are 20 funds in the BTOP50 Index.

Holdings by Asset Class	% of Net Assets
U.S. Treasury Notes	63.5%
Other Assets Less Liabilities	36.5%
100.0%

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Equinox BlueCrest Systematic Macro Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS

September 30, 2014 (Unaudited)

Principal Amount		Coupon Rate	Maturity Date	Value
	U.S. TREASURY NOTES - 63.5%
$8,000,000	United States Treasury Note	2.3750	2/28/2015	$8,076,560
10,000,000	United States Treasury Note	4.1250	5/15/2015	10,252,340
12,500,000	United States Treasury Note	4.2500	8/15/2015	12,950,200
	TOTAL U.S. TREASURY NOTES (Cost $31,273,599)			31,279,100

	TOTAL INVESTMENTS - 63.5% (Cost $31,273,599) (a)			$31,279,100
	OTHER ASSETS LESS LIABILITIES - NET - 36.5%			17,978,466
	TOTAL NET ASSETS - 100.0%			$49,257,566

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $31,273,599 and differs from market value by net realized appreciation/(depreciation) of other securities as follows:

Unrealized appreciation	6,097
Unrealized depreciation	(596)
Net unrealized appreciation	5,501

Unrealized
Loss
SWAP CONTRACT +

Total return swap with Morgan Stanley. The swap provides exposure to the total returns of the Diversified Program of BlueCrest & Company, Inc. (“BlueCrest”) calculated on a daily basis with reference to a customized reference index that is proprietary to Morgan Stanley. The reference index is comprised at any given time of trading positions selected by BlueCrest that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, the Advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on June 19, 2014 and has a term of five years therefrom unless earlier terminated. (Notional Value $49,530,900)	$(151,033)
Total Net Unrealized Loss on Swap Contract	$(151,033)

+	All or a portion of this investment is a holding of Equinox BlueCrest Systematic Macro Fund.

See accompanying notes to consolidated financial statements.

2

Equinox BlueCrest Systematic Macro Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

September 30, 2014 (Unaudited)

ASSETS
Investment securities:
At cost	$31,273,599
At value	$31,279,100
Cash	6,818,617
Cash held at broker *	11,090,000
Interest receivable	239,929
Receivable for Fund shares sold	668
Prepaid expenses & other assets	35,390
TOTAL ASSETS	49,463,704

LIABILITIES
Unrealized depreciation on swap contract	151,033
Fees payable to other affiliates	21,553
Advisory fee payable	10,894
Accrued expenses and other liabilities	22,658
TOTAL LIABILITIES	206,138
NET ASSETS	$49,257,566

Net Assets Consist Of:
Paid in capital	$50,031,568
Accumulated net investment loss	(99,131)
Accumulated net realized loss from investments and swap contract	(529,339)
Net unrealized depreciation on investments and swap contract	(145,532)
NET ASSETS	$49,257,566

Net Asset Value Per Share:
Class I Shares:
Net Assets	$49,257,566
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,003,167
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.85

*	A portion of this balance has been pledged as collateral for swap contract.

See accompanying notes to consolidated financial statements.

3

Equinox BlueCrest Systematic Macro Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Period Ended September 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$9,838
TOTAL INVESTMENT INCOME	9,838

EXPENSES
Investment advisory fees	89,191
Administrative services fees	13,936
Accounting services fees	13,876
Audit fees	13,866
Registration fees	11,312
Transfer agent fees	6,933
Legal fees	6,173
Compliance officer fees	3,682
Trustees fees and expenses	2,469
Custodian fees	1,425
Printing and postage expenses	1,021
Other expenses	5,079
TOTAL EXPENSES	168,963

Less: Fees waived by the Advisor	(59,994)

NET EXPENSES	108,969
NET INVESTMENT LOSS	(99,131)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investments	(986)
Swap contract	(528,353)
(529,339)
Net change in unrealized appreciation (depreciation) on:
Investments	5,501
Swap contract	(151,033)
(145,532)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(674,871)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(774,002)

See accompanying notes to consolidated financial statements.

4

Equinox BlueCrest Systematic Macro Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended
September 30, 2014 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(99,131)
Net realized loss on investments and swap contract	(529,339)
Net change in unrealized appreciation/(depreciation) on investments and swap contract	(145,532)
Net decrease in net assets resulting from operations	(774,002)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	50,031,568
Net increase in net assets from shares of beneficial interest	50,031,568
TOTAL INCREASE IN NET ASSETS	49,257,566

NET ASSETS
Beginning of Period	—
End of Period*	$49,257,566
* Includes accumulated net investment loss of:	$(99,131)

SHARE ACTIVITY
Class I:
Shares Sold	5,003,167
Net increase in shares of beneficial interest outstanding	5,003,167

(a)	The Equinox BlueCrest Systematic Macro Fund commenced operations on June 17, 2014.

See accompanying notes to consolidated financial statements.

5

Equinox BlueCrest Systematic Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Class I
Period Ended
September 30, 2014 (1)
(Unaudited)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (2)	(0.02)
Net realized and unrealized gain (loss) on investments and swap contract	(0.13)
Total from investment operations	(0.15)

Net asset value, end of period	$9.85

Total return (3)	(1.50)%

Net assets, at end of period (000’s)	$49,258

Ratio of gross expenses to average net assets (4,5)	1.22%
Ratio of net expenses to average net assets (5)	0.79%
Ratio of net investment loss to average net assets (5)	(0.72)%

Portfolio Turnover Rate (6)	18%

(1)	The Equinox BlueCrest Systematic Macro Fund commenced operations on June 17, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized.

(6)	Not annualized

See accompanying notes to consolidated financial statements.

6

Equinox BlueCrest Systematic Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
September 30, 2014 (Unaudited)

1.	ORGANIZATION

The Equinox BlueCrest Systematic Macro Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund began operations on June 17, 2014. The Funds currently offer Class I (Institutional) Shares that are offered at net asset value. The investment objective of the Fund is to achieve long term capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

7

Equinox BlueCrest Systematic Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

8

Equinox BlueCrest Systematic Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$31,279,100	$—	$—	$31,279,100
Total	$31,279,100	$—	$—	$31,279,100

Liabilities	Level 1	Level 2	Level 3	Total
Swap Contract	$—	$151,033	$—	$151,033
Total	$—	$151,033	$—	$151,033

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – The Consolidated Financial Statements of the Fund include the accounts of Equinox BlueCrest Systematic Macro Fund Limited (“EBCS-CFC”), a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

9

Equinox BlueCrest Systematic Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

EBCS-CFC utilizes commodity based derivative products to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s Prospectus.

A summary of the Fund’s investments in the EBCS-CFC is as follows:

			% Of the Fund’s Total
	Inception Date of	EBCS-CFC Net Assets at	Net Assets at
	EBCS-CFC	September 30, 2014	September 30, 2014
EBCS-CFC	6/18/2014	$10,938,967	22.21%

For tax purposes, EBCS-CFC is an exempted Cayman investment company. EBCS-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, EBCS-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, EBCS-CFC’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty

10

Equinox BlueCrest Systematic Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

risk exists in that part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the Fund’s 2014 return. The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular Fund in the Trust are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Trust or another reasonable basis.

11

Equinox BlueCrest Systematic Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. Realized gains and losses from a decrease in the notional value swap are recognized on trade date. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

EBCS-CFC maintains cash and investments in money market funds, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. Please refer to the Consolidated Portfolio of Investments for additional detail on the money market holdings. The cash maintained as collateral is recorded as swap margin balance on the Consolidated Statement of Assets and Liabilities. As of September 30, 2014, the notional value of the swap was $49,530,900. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety. As of September 30, 2014, the net change in unrealized depreciation on the swap contract was $151,033. For the period ended September 30, 2014, the Fund had realized losses of $528,353 from swap contracts.

The derivative instruments outstanding as of September 30, 2014 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

12

Equinox BlueCrest Systematic Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended September 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $15,700,781 and $2,603,125, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Equinox Fund Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. An officer of the Fund is also an officer of GFS, and is not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.64% of the Fund’s average daily net assets. For the period ended September 30, 2014, the Advisor earned fees of $89,191.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 29, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 0.79% per annum of the Fund’s average daily net assets for Class I shares. For the period ended September 30, 2014, the Advisor waived fees in the amount of $59,994.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than 0.79% of average daily net assets attributable to Class I shares, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 0.79% of average daily net assets for Class I. If Fund operating expenses attributable to Class I shares subsequently exceed 0.79% per annum of the average daily net assets, the reimbursements shall

13

Equinox BlueCrest Systematic Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2014 (Unaudited)

be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Pursuant to the Waiver Agreement, the following amounts are subject to recapture by the Fund by the following dates:

3/31/2018	$59,994

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Trust, on behalf of the Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 as amended (the “Plan”), to pay for certain distribution activities and shareholder services. During the period ended September 30, 2014, the Fund did not pay distribution related charges pursuant to the Plan.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.	SUBSEQUENT EVENTS

Subsequent events after the date of the consolidated statement of assets and liabilities have been evaluated through the date the consolidated financial statements were issued. Management has concluded that there were no events or transactions requiring adjustment or disclosure in the consolidated financial statements.

14

Equinox BlueCrest Systematic Macro Fund
EXPENSE EXAMPLES
September 30, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class I shares; ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 17, 2014 through September 30, 2014.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
Actual	6/17/14	9/30/14	6/17/14 – 9/30/14	Ratio
Class I	1,000.00	985.40	2.23	0.79%

Hypothetical	Beginning	Ending	Expenses Paid	Annualized
(5% return before expenses)	Account Value	Account Value	During Period+	Expense
	4/1/14	9/30/14	4/1/14 – 9/30/14	Ratio
Class I	1,000.00	1,021.11	4.00	0.79%

*	Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (104) divided by the number of days in the fiscal year (365).

+	Hypothetical Expense information for the Funds is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183 and divided by 365 (to reflect the full half-year period).
15

Equinox BlueCrest Systematic Macro Fund
SUPPLEMENTAL INFORMATION
September 30, 2014 (Unaudited)

Approval of Advisory Agreement

At an in-person meeting held on May 14, 2014, the Board of Trustees (the “Board” or “Trustees”) of Equinox Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Trustees”), unanimously approved an investment advisory agreement between Equinox Fund Management, LLC (the “Adviser”) and the Trust, on behalf of the Equinox BlueCrest Systematic Macro Strategy Fund (the “Fund”) (the “Agreement”). In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding: (i) the services to be performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the Adviser’s management of the Fund, (iv) how the Adviser will manage the Fund, including a general description of its investment decision-making process, sources of information and investment strategies, (v) investment performance information, (vi) the capitalization and financial condition of the Adviser, (v) a comparison of the proposed advisory fee to be charged by the Adviser to the Fund and the expense ratio of the Fund to the advisory fees and expense ratios of comparable funds; (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund, (x) the Adviser’s internal program for ensuring compliance with the Fund’s investment objective, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xi) the Adviser’s proxy voting policies, and (xii) details regarding, and quantification of, any fee sharing arrangements with respect to the distribution of shares of the Fund. The Adviser also provided its Form ADV for the Trustees’ review and consideration. In addition, the Trustees also received and reviewed a copy of the proposed Agreement and a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement. Legal counsel to the Board reviewed with the Trustees the relevant case law with respect to the approval of an investment advisory agreement by the Trustees of an investment company. In addition, the Trustees were reminded that the SEC requires disclosure in shareholder reports to discuss, in reasonable detail, the material factors and the conclusions that formed the basis for a board’s approval of an investment advisory agreement.

Representatives of the Adviser attended the meeting in person and discussed the Adviser’s history, experience with managed futures funds, and the Fund’s investment strategy in connection with the proposed Agreement and answered questions from the Board.

The Trustees reviewed performance information for similarly managed investment companies managed by the Adviser as compared to the Barclays BTOP50 Index, the proposed benchmark for the Fund, and other similarly managed investment companies with managed futures

16

Equinox BlueCrest Systematic Macro Fund
SUPPLEMENTAL INFORMATION (Continued)
September 30, 2014 (Unaudited)

strategies not managed by the Adviser. Further, the Trustees considered that the proposed strategy for the Fund was a new strategy, and therefore did not have historical performance.

The Trustees reviewed information provided by the Adviser regarding the proposed advisory fees and an analysis of these fees in relation to the proposed delivery of services to the Fund, and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. The Trustees considered the proposed investment advisory fee and other expenses that would be paid by the Fund under the Agreement as compared to those of representative comparable funds managed by the Adviser and other investment advisers. The Trustees considered that the proposed contractual investment advisory fee was lower than the other comparable funds managed by the Adviser and the comparable funds managed by other advisers. The Trustees further noted that the proposed net expense ratio for the Fund was lower than the average net expense ratio of the comparable funds managed by other advisers. The Trustees considered explanations from the Adviser that the lower proposed investment advisory fee for the Fund, in comparison to other funds managed by the Adviser, took into account that the initial projected assets for the Fund were higher, and therefore provided better opportunities for achieving economies of scale. The Trustees concluded that the advisory fee and services to be provided by the Adviser are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided by the Adviser.

The Trustees’ evaluation of the services to be provided by the Adviser took into account the Trustees’ knowledge and familiarity gained as Board members, including the scope and quality of the Adviser’s investment management capabilities in selecting managed futures programs, allocating assets across various managed futures programs, and managing certain types of assets in-house (e.g., fixed income securities and derivatives), and its compliance responsibilities. The Trustees considered the Adviser’s personnel and the depth of the Adviser’s personnel who possess the experience to provide investment management services to the Fund. Based on the information provided by the Adviser, the Trustees concluded that (i) the nature, extent and quality of the services to be provided by the Adviser are appropriate and consistent with the terms of the Agreement including the proposed advisory fee, (ii) the Fund is likely to benefit from the provision of the Adviser’s services under the Agreement, and (iii) the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel.

The Trustees also considered (i) the costs of the services to be provided by the Adviser, (ii) the compensation and benefits to be received by the Adviser in providing services to the Fund, and (iii) its profitability. The Trustees were provided with the most recent financials for the Adviser for the year ended December 31, 2013. The Trustees noted that the level of profitability of the Adviser is an appropriate factor to consider in providing service to the Fund, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as healthy, ongoing concerns generally and as investment adviser of the Fund specifically. Based on the information provided, the Trustees concluded that the Adviser’s estimated fees and profits (if any) expected to be derived from its relationship with the Trust in light of the Fund’ expenses, are reasonable

17

Equinox BlueCrest Systematic Macro Fund
SUPPLEMENTAL INFORMATION (Continued)
September 30, 2014 (Unaudited)

in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. In so concluding, the Trustees noted that the Adviser has contractually agreed to waive the fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Fund’s wholly-owned subsidiary. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the projected growth and size of the Fund, the quality of services to be provided by the Adviser and the expense limitations agreed to by the Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. In doing so, the Board acknowledged that the proposed fee level already contemplated the benefit of future economies of scale and would provide immediate sharing of these benefits with Fund shareholders upon commencement of operations. The Board determined that further economies of scale may be achieved at higher asset levels for the Fund for the benefit of Fund shareholders but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate at this time to incorporate a mechanism for sharing the benefit of such future economies with Fund shareholders in the advisory fee structure at this time.

In voting to approve the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Trustees did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that the approval of the Agreement would be in the best interests of the Fund and its shareholders As a result, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement for and initial two-year period, commencing with the approval of the Agreement by shareholders.

18

PRIVACY NOTICE

Rev. August 2011

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431
19

Rev. August 2011

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  ■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Equinox Funds Trust doesn’t jointly market.
20

This Page Intentionally Left Blank

21

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR

Equinox Fund Management, LLC
1775 Sherman Street, Suite 2500
Denver, CO 80203

ADMINISTRATOR

Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

       Robert J. Enck, President

Date

12/8/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

        Robert J. Enck, President

Date

12/8/14

By (Signature and Title)

/s/ Vance J. Sanders

       Vance J. Sanders, Treasurer

Date

12/8/14